August 14, 2006

BY EDGAR ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4561

100 F Street, N.E.

Washington, D.C. 20549-0303

Attention: Jeffrey B. Werbitt

Re:	Intcomex, Inc. Registration Statement on Form S-4 File No. 333-134090 Filed: May 12, 2006

Dear Mr. Werbitt:

On behalf of Intcomex, Inc., enclosed for filing is Amendment No. 1 to the above-captioned Registration Statement under the Securities Act of 1933, as amended.

If you have any questions or require any further information with respect to the Registration Statement, or any matters relating to the filing, please do not hesitate to call me at +33-1-40-74-69-30 or Patrick J. Barrett at (212) 225-2386.

Very truly yours,

/s/ Gamal M. Abouali
Gamal M. Abouali

cc:	Mark P. Shuman (Securities and Exchange Commission)